Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 26, 2022	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Unrecognized tax benefits	$ 0	$ 0
Gross benefits related to interest and penalties	0	0		$ 0
Unrecognized tax benefits including interest and penalties	$ 0	$ 0
Operating loss carryforwards			$ 3,764,000
Operating loss carryforwards, valuation allowance			$ 3,764,000